Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Principles of presentation and consolidation

Principles of presentation and consolidation

The condensed consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its direct and indirect wholly and majority owned subsidiaries. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, we consolidate any variable interest entity (“VIE”) of which we are the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. We do not consolidate a VIE in which we have a majority ownership interest when we are not considered the primary beneficiary. We have determined that we are not the primary beneficiary of one of the VIE (see Note 12, Variable Interest Entity). We evaluate our relationships with the VIE on an ongoing basis to determine whether we become the primary beneficiary. All material intercompany balances and transactions have been eliminated in preparation of the consolidated financial statements.

Use of estimates

Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as income and expenses during the reporting period. Significant accounting estimates reflected in the Group’s condensed consolidated financial statements include valuation of equity securities, fair value of investments in securities, finance lease, warrants and share options, the useful lives of intangible assets and property, plant and equipment, impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of receivables. Actual results could differ from those estimates.

Marketable securities

Marketable securities

Marketable securities are publicly traded stocks measured at fair value and classified within Level 1 and 2 in the fair value hierarchy because the Group either uses quoted prices for identical assets in active markets, inputs that are based upon quoted prices for similar instruments in active markets, or quoted prices for identical assets in markets with insufficient volume or infrequent transaction (less active markets).

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity method investment in common stocks and non-marketable investments in non-redeemable preferred shares of privately-held companies that are not required to be consolidated under the variable interest or voting models. Long-term investments are classified as non-current assets on the condensed consolidated balance sheets as those investments do not have stated contractual maturity dates.

Non marketable investments

The non-marketable equity securities not accounted for under the equity method are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.

Equity method investment – Fair value option

The Group elects the fair value option for an investment that would otherwise be accounted for using the equity method of accounting. Such election is irrevocable and is applied on an investment by investment basis at initial recognition. The fair value of such investments is based on quoted prices in an active market, if any, or recent orderly transactions for identical or similar investment of the same issuer. Changes in the fair value of these equity method investments are recognized in other income (loss), net in the condensed consolidated statement of operations.

Operating leases

Operating leases

At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

Revenue recognition

Revenue recognition

Revenues are derived from healthcare services rendered to patients for healthcare consultation and medical treatment. Revenue is reported at the amount that reflects the consideration to which the Group expects to be entitled in exchange for providing healthcare services.

The Group recognizes revenue as its performance obligations are completed. Healthcare services are treated as a single performance obligation satisfied at a point in time because the performance obligations are generally satisfied less than one day.

The Group determines the transaction price based on established billing rates.  The Group considers the patient's ability and intent to pay the amount of consideration upon admission.  Subsequent changes resulting from a patient’s ability to pay are recorded as bad debt expense, which is included as a component of other operating expenses in the condensed consolidated statements of operations. During the six months ended June 30, 2022 and 2021, the bad debt expenses were $71 and nil respectively.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which simplifies the accounting for income taxes. The Group adopted this standard effective January 1, 2022. The adoption does not have a material effect on the Group’s condensed consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The ASU addresses the previous lack of specific guidance in the accounting standards codification related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) by specifying the accounting for various modification scenarios. The Group adopted this standard effective January 1, 2022. The adoption does not have a material effect on the Group’s condensed consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The Group adopted this standard effective January 1, 2022. The adoption does not have a material effect on the Group’s condensed consolidated financial statements.